Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss from continuing operations	CAD (7,470)	CAD (697)	CAD (18,047)
Adjustments to reconcile to net cash from operating activities:
Depreciation	40,040	42,927	36,491
Amortization of intangible assets (note 11(b))	1,990	3,648	3,276
Amortization of deferred financing costs (note 11(c))	1,961	1,594	4,326
Lease inducement paid on sublease	(107)	(1,200)	0
Loss on disposal of plant and equipment	917	2,777	3,033
Gain (loss) on disposal of assets held for sale (note 8)	(152)	(86)	2,212
Unrealized gain on derivative financial instruments	0	0	6,551
Loss on debt extinguishment (note 13(c))	576	54	6,476
Stock-based compensation expense (note 22(a))	1,696	3,305	6,193
Cash settlement of stock-based compensation (note 23(d(i)) and 23(f(i)))	(2,002)	(3,235)	(1,695)
Other adjustments to cash from operating activities (note 11(d), 16(b) and 16(c))	90	38	(61)
Deferred income tax (benefit) expense (note 9)	(114)	61	(3,664)
Net changes in non-cash working capital (note 23(b))	39,674	(7,485)	25,499
Total operating activities	77,099	41,701	57,488
Investing activities:
Purchase of plant and equipment	(32,492)	(35,146)	(31,351)
Additions to intangible assets (note 11(b))	(779)	(990)	(2,826)
Proceeds on disposal of plant and equipment	6,913	15,378	3,978
Proceeds on disposal of assets held for sale	31,127	1,270	3,106
Total investing activities	4,769	(19,488)	(27,093)
Financing activities:
Repayment of Credit Facilities	(6,964)	(85,000)	(234,684)
Increase in Credit Facilities	30,000	90,536	172,396
Financing costs (note 11(c))	(686)	(87)	(2,789)
Redemption of Series 1 Debentures (note 13(c))	(39,382)	(16,321)	(156,476)
Repayment of capital lease obligations	(21,670)	(18,732)	(14,030)
Proceeds from options exercised (note 23(b) and 23(c))	82	2,807	1,175
Dividend payments (note 17(d))	(3,294)	(2,104)	0
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 17(a))	(2,374)	(3,685)	0
Share purchase programs (note 17(c))	(6,185)	(1,941)	(11,740)
Total financing activities	(50,473)	(34,527)	(246,148)
Increase (decrease) in cash from continuing operations	31,395	(12,314)	(215,753)
Cash (used in) provided by discontinued operations (note 21)
Operating activities	0	(472)	45,739
Investing activities	0	0	182,836
Financing activities	0	0	(271)
Total cash provided by (used in) discontinued operations	0	(472)	228,304
Increase (decrease) in cash	31,395	(12,786)	12,551
Effect of exchange rate on changes in cash	0	0	27
Cash, beginning of year	956	13,742	1,164
Cash, end of year	CAD 32,351	CAD 956	CAD 13,742